Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Freedom Income Portfolio℠
March 31, 2025
VIPFINC-NPRT1-0525
1.830282.119
Bond Funds - 63.3%
	Shares	Value ($)
Fidelity Inflation-Protected Bond Index Fund (a)	1,441,744	13,350,548
Fidelity International Bond Index Fund (a)	289,724	2,688,636
Fidelity Long-Term Treasury Bond Index Fund (a)	294,163	2,800,429
VIP High Income Portfolio - Initial Class (a)	217,196	1,029,508
VIP Investment Grade Bond II Portfolio - Initial Class (a)	3,603,583	34,125,928
TOTAL BOND FUNDS (Cost $56,375,653)		53,995,049

Domestic Equity Funds - 8.8%
	Shares	Value ($)
VIP Contrafund Portfolio - Initial Class (a)	25,179	1,337,487
VIP Equity-Income Portfolio - Initial Class (a)	40,048	1,091,308
VIP Growth & Income Portfolio - Initial Class (a)	49,468	1,494,933
VIP Growth Portfolio - Initial Class (a)	25,179	2,212,750
VIP Mid Cap Portfolio - Initial Class (a)	10,206	341,487
VIP Value Portfolio - Initial Class (a)	42,830	759,806
VIP Value Strategies Portfolio - Initial Class (a)	26,821	376,303
TOTAL DOMESTIC EQUITY FUNDS (Cost $6,014,777)		7,614,074

International Equity Funds - 13.1%
	Shares	Value ($)
VIP Emerging Markets Portfolio - Initial Class (a)	335,905	4,111,472
VIP Overseas Portfolio - Initial Class (a)	262,898	7,048,298
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $8,249,695)		11,159,770

Money Market Funds - 14.8%
	Yield (%)	Shares	Value ($)
VIP Government Money Market Portfolio - Initial Class (a)(b) (Cost $12,595,571)	4.19	12,595,571	12,595,571

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $83,235,696)	85,364,464
NET OTHER ASSETS (LIABILITIES) - 0.0%	(6,476)
NET ASSETS - 100.0%	85,357,988

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated underlying funds is presented below. Exchanges between classes of the same affiliated underlying funds may occur. If an underlying fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period
Fidelity Inflation-Protected Bond Index Fund	14,157,460	803,295	2,165,462	-	(118,916)	674,171	13,350,548	1,441,744
Fidelity International Bond Index Fund	2,813,265	184,774	303,255	-	(3,998)	(2,150)	2,688,636	289,724
Fidelity Long-Term Treasury Bond Index Fund	2,437,808	568,709	304,658	24,795	(963)	99,533	2,800,429	294,163
VIP Contrafund Portfolio - Initial Class	1,465,989	209,768	225,850	42,709	(13,536)	(98,884)	1,337,487	25,179
VIP Emerging Markets Portfolio - Initial Class	4,760,511	308,284	1,240,204	-	30,348	252,533	4,111,472	335,905
VIP Equity-Income Portfolio - Initial Class	1,195,991	123,140	258,734	8,438	(12,640)	43,551	1,091,308	40,048
VIP Government Money Market Portfolio - Initial Class	13,660,362	1,016,876	2,081,667	133,631	-	-	12,595,571	12,595,571
VIP Growth & Income Portfolio - Initial Class	1,640,442	184,100	318,479	15,089	(13,588)	2,458	1,494,933	49,468
VIP Growth Portfolio - Initial Class	2,429,643	319,478	322,787	26,587	(27,785)	(185,799)	2,212,750	25,179
VIP High Income Portfolio - Initial Class	1,074,957	71,777	121,775	1,946	(5,617)	10,166	1,029,508	217,196
VIP Investment Grade Bond II Portfolio - Initial Class	34,810,823	2,657,996	4,293,412	7,345	(46,099)	996,620	34,125,928	3,603,583
VIP Mid Cap Portfolio - Initial Class	376,525	60,903	57,549	15,860	(3,560)	(34,832)	341,487	10,206
VIP Overseas Portfolio - Initial Class	6,561,403	1,008,412	862,383	72,978	(650)	341,516	7,048,298	262,898
VIP Value Portfolio - Initial Class	840,358	107,258	137,056	29,973	(8,616)	(42,138)	759,806	42,830
VIP Value Strategies Portfolio - Initial Class	417,414	52,631	56,299	7,113	(4,047)	(33,396)	376,303	26,821
	88,642,951	7,677,401	12,749,570	386,464	(229,667)	2,023,349	85,364,464

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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